Annual Total Returns - Fidelity® International Enhanced Index Fund [BarChart] - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® International Enhanced Index Fund - Fidelity International Enhanced Index Fund-Default
Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.00%)
Annual Return 2012	18.91%
Annual Return 2013	23.01%
Annual Return 2014	(3.71%)
Annual Return 2015	1.49%
Annual Return 2016	1.89%
Annual Return 2017	27.59%
Annual Return 2018	(14.72%)
Annual Return 2019	18.27%
Annual Return 2020	7.66%